Commitments (Narrative) (Details) - Short term debt [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥) item
Debt Instrument [Line Items]
Maturity term	1 year
Aggregate amount of debt	¥ 400,000
Current borrowing capacity	¥ 351,200
Chinese commercial banks [Member]
Debt Instrument [Line Items]
Number of lender banks | item	3